ORGANIZATION (Details)		12 Months Ended
	Feb. 19, 2021 $ / h USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020
Increased electricity demand real time market price | $ / h	9,000
Number of consecutive hours	88
10.25 % term loan
Debtor-In-Possession financing		$ 125,000,000
Interest rate		10.25%	10.25%